Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 26, 2012
Hennessy Gas Utility Index Fund (Prospectus Summary) | Hennessy Gas Utility Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HENNESSY GAS UTILITY INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Gas Utility Index Fund seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the predecessor to the Fund, the FBR Gas Utility Index Fund, a series of The FBR Funds (the "Predecessor Gas
Utility Index Fund"), had a portfolio turnover rate of 17% of the average value
		of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" have been adjusted as necessary from amounts incurred during the Predecessor Gas Utility Index Fund's (as defined below) most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Investor
Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Class shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
		Fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Designed as an index fund, the Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index ("Index"),
an index maintained by the American Gas Association ("AGA"), a national trade association of natural gas companies. The Index consists of approximately 67 publicly traded companies, both domestic and foreign, of natural gas distribution, gas pipeline, diversified gas and combination gas and electric companies whose securities are traded on a U.S. securities exchange (exclusive of treasury stock). While the Fund's investments will primarily be in domestic
U.S. securities, the Fund's investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The stocks included in the Fund are chosen solely on the statistical basis of their weightings in the Index.

The Fund intends to invest under normal circumstances at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations. No attempt is made to manage the Fund's portfolio actively in the traditional sense by using economic, financial or market analysis;
nor will the adverse financial situation of a company directly result in its elimination from the Fund's portfolio unless the company is removed from the
Index. The percentage of the Fund's assets to be invested in each company's stock contained within the Index is approximately the same as the percentage the stock represents in the Index. Each stock's proportion of the Index is based on that stock's market capitalization, that is, the number of shares outstanding multiplied by the market price of the stock. Such computation is also weighted to reduce the effect of assets not connected with natural gas distribution and transmission revenue. To avoid deviation in the Fund's performance from the Index, the Fund will seek to invest substantially all of its assets in the stocks of the Index.
Although there is no predetermined acceptable range of deviation between the performance of the Index and that of the Fund, the Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index. One-hundred percent correlation would mean the total return of the
Fund's assets would increase and decrease exactly the same as the Index. If a deviation occurs, it may be the result of various expenses incurred by the Fund,
		such as management fees, transaction costs and other operating expenses.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund intends to invest under normal circumstances at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments: Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions: The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Industry Concentration: The Fund concentrates its investments within the natural gas distribution and transmission industry. Because of its narrow industry focus, the Fund's performance is tied closely to and affected by developments in the natural gas distribution and transmission industry, such as competition and weather. The gas industry is also sensitive to increased interest rates because of the industry's capital intensive nature. In the event the Fund experiences significant purchase and/or redemption requests, it may have difficulty providing investment results that replicate the Index.

Foreign Securities Risk: The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Non-Diversification: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund's performance.

Index Tracking: While the Fund seeks to track the performance of the Index as closely as possible, the Fund's return may not always be able to match or achieve a high correlation with the return of the Index due to such factors as the various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses which are not incurred by the Index. In addition, the Fund may not be fully invested at all times in the Index as a result of cash flows into the Fund or reserves of cash that are maintained in
		order to meet redemption requests and cover operating expenses.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment will fluctuate over time and it is possible to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is a successor to the Predecessor Gas Utility Index Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.
The performance information provided for the periods on or prior to October 26,
2012 is historical information for the Predecessor Gas Utility Index Fund's
Investor Class shares. The Predecessor Gas Utility Index Fund was managed by
FBR Fund Advisers, Inc. and had the same investment objective and same investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the S&P 500
Index, a broad measure of market performance, and the secondary benchmark of the
AGA Stock Index. For additional information on these indexes, please see "Index
Descriptions" in the Prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available
		on the Fund's website (http://www.hennessyfunds.com).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the S&P 500 Index, a broad measure of market performance, and the secondary benchmark of the AGA Stock Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	the secondary benchmark of the AGA Stock Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period shown in the bar chart, the Fund's highest quarterly return was
18.55% for the quarter ended June 30, 2003 and the lowest quarterly return was
-21.06% for the quarter ended September 30, 2002.

The year-to-date return of the Predecessor Gas Utility Index Fund's Investor
		Class through September 30, 2012 is 8.17%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred
		arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Hennessy Gas Utility Index Fund (Prospectus Summary) | Hennessy Gas Utility Index Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Hennessy Gas Utility Index Fund (Prospectus Summary) | Hennessy Gas Utility Index Fund | AGA Stock Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	AGA Stock Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.45%
5 Years	rr_AverageAnnualReturnYear05	6.61%
10 Years	rr_AverageAnnualReturnYear10	7.75%
Hennessy Gas Utility Index Fund (Prospectus Summary) | Hennessy Gas Utility Index Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
Annual Return 2002	rr_AnnualReturn2002	(23.93%)
Annual Return 2003	rr_AnnualReturn2003	23.49%
Annual Return 2004	rr_AnnualReturn2004	23.03%
Annual Return 2005	rr_AnnualReturn2005	13.53%
Annual Return 2006	rr_AnnualReturn2006	21.27%
Annual Return 2007	rr_AnnualReturn2007	14.03%
Annual Return 2008	rr_AnnualReturn2008	(28.30%)
Annual Return 2009	rr_AnnualReturn2009	23.92%
Annual Return 2010	rr_AnnualReturn2010	12.40%
Annual Return 2011	rr_AnnualReturn2011	25.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.06%)
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	25.15%
5 Years	rr_AverageAnnualReturnYear05	7.35%
10 Years	rr_AverageAnnualReturnYear10	8.53%
Hennessy Gas Utility Index Fund (Prospectus Summary) | Hennessy Gas Utility Index Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	24.55%
5 Years	rr_AverageAnnualReturnYear05	6.40%
10 Years	rr_AverageAnnualReturnYear10	7.65%
Hennessy Gas Utility Index Fund (Prospectus Summary) | Hennessy Gas Utility Index Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Returns after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	17.07%
5 Years	rr_AverageAnnualReturnYear05	6.12%
10 Years	rr_AverageAnnualReturnYear10	7.18%

[1]	"Other Expenses" have been adjusted as necessary from amounts incurred during the Predecessor Gas Utility Index Fund's (as defined below) most recent fiscal year to reflect current fees and expenses.